UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-04802

Name of Fund:  BlackRock Intermediate Municipal Fund of
               BlackRock Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31

Date of reporting period: 07/01/06 - 06/30/07

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04802
Reporting Period: 07/01/2006 - 06/30/2007
BlackRock Municipal Series Trust









============= BlackRock MUNICIPAL SERIES TRUST:
              BlackRock Municipal Intermediate Term Fund=============
          MUNICIPAL INTERMEDIATE TERM FUND           ==============


BLACKROCK INSURED MUNICIPAL 2008 TERM TRUST INC., THE

Ticker:       BRM            Security ID:  09247K109
Meeting Date: AUG 23, 2006   Meeting Type: Special
Record Date:  JUN 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Investment Advisory Agreement     For       For        Management


--------------------------------------------------------------------------------

BLACKROCK INSURED MUNICIPAL TERM TRUST INC., THE

Ticker:       BMT            Security ID:  092474105
Meeting Date: AUG 23, 2006   Meeting Type: Special
Record Date:  JUN 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Investment Advisory Agreement     For       For        Management


--------------------------------------------------------------------------------

BLACKROCK MUNICIPAL TARGET TERM TRUST INC., THE

Ticker:       BMN            Security ID:  09247M105
Meeting Date: AUG 23, 2006   Meeting Type: Special
Record Date:  JUN 5, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Investment Advisory Agreement     For       For        Management

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:     /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Intermediate Municipal Fund of
       BlackRock Municipal Series Trust


Date:  August 15, 2007